Amounts Receivable and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Amounts Receivable And Prepaid Expenses [Abstract]
Schedule of amounts receivable and prepaid expenses
($000s)	December 31, 2018	December 31, 2017
HST	1,196	265
Prepaid expenses and other receivables	423	357
	1,619	622